Non-Controlling Interest	12 Months Ended
Dec. 31, 2025
Non-Controlling Interests [Abstract]
Non-Controlling Interest

21.	Non-Controlling Interest
As of December 31, 2025 and 2024, non-controlling interests included Entrega and Follica. Ownership interests of the non-
controlling interests in these entities as of December 31, 2025 were 11.7%, and 19.9%, respectively. There was no change from
December 31, 2024, in the ownership interests of the non-controlling interests in these two entities.  Non-controlling interests include the amounts recorded for subsidiary stock awards. See Note 10 Share-based Payments.
For the year ended December 31, 2024, Seaport issued 950,000 shares of fully vested common stock to the Group and 3,450,000 shares of common stock to certain officers and directors, of which 2,455,555 shares were fully vested before Seaport's deconsolidation from the Group's Consolidated Financial Statements on October 18, 2024. Ownership interest of non-controlling interests was 61.3% immediately before Seaport's deconsolidation.
During the year ended December 31, 2023, Vedanta Biosciences, Inc was deconsolidated.  See Note 8. Gain/(loss) on
Deconsolidation of Subsidiary.
The following table summarizes the changes in the non-controlling ownership interest in subsidiaries:

Non-Controlling Interest $
Balance as of January 1, 2023	5,369
Share of comprehensive income/(loss)	(931)
Equity settled share-based payments	277
Expiration of share options in subsidiary	(1,458)
Deconsolidation of subsidiary (Vedanta)	(9,085)
Other	(6)
Balance as of December 31, 2023	(5,835)
Share of comprehensive income/(loss)	(25,728)
Equity settled share-based payments	17,372
Deconsolidation of subsidiary (Seaport)	7,430
Other	(13)
Balance as of December 31, 2024	(6,774)
Share of comprehensive income/(loss)	(345)
Equity settled share-based payments - See Note 10. Share-based Payments	758
Expiration of share options in subsidiary	(36)
Balance as of December 31, 2025	(6,397)